UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2016

WESTERN ASSET

TOTAL RETURN

UNCONSTRAINED FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2016

II	Western Asset Total Return Unconstrained Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended November 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first and second quarter 2016 U.S. gross domestic product (“GDP”)i growth was 0.8% and 1.4%, respectively. The U.S. Department of Commerce’s final reading for third quarter 2016 GDP growth — released after the reporting period ended — was 3.5%. The improvement in GDP growth in the third quarter 2016 reflected an increase in private inventory investment, an acceleration in exports, smaller decreases in state and local government spending and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on November 30, 2016, the unemployment rate was 4.6%, as reported by the U.S. Department of Labor. This represented the lowest level since August 2007. The percentage of longer-term unemployed also declined over the period. In November 2016, 24.8% of Americans looking for a job had been out of work for more than six months, versus 25.8% when the period began.

Turning to the global economy, in its October 2016 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The forces shaping the global outlook — both those operating over the short term and those operating over the long term — point to subdued growth for 2016 and a gradual recovery thereafter, as well as to downside risks.” From a regional perspective, the IMF currently estimates that 2016 growth in the Eurozone will be 1.7%, versus 2.0% in 2015. Japan’s economy is expected to expand 0.5% in 2016, the same as in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.2% in 2016, versus 4.0% in 2015.

Western Asset Total Return Unconstrained Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at every meeting prior to its meeting in mid-December 2016. On December 14, 2016, after the reporting period ended, the Fed raised rates to a range between 0.50% and 0.75%. In the Fed’s statement after the December meeting it said, “The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-per-month bond buying program that was expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — after the reporting period ended — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of England (“BoE”)vi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the six months ended November 30, 2016?

A. Treasury yields moved sharply higher after the November 2016 U.S. elections given expectations for improving growth and higher inflation. All told, short- and long-term Treasury yields moved higher overall during the six months ended November 30, 2016. Two-year Treasury yields began the reporting period at 0.87% and ended the period at 1.11%. Their peak of 1.12% took place on both November 23 and November 25, 2016 and their low of 0.56% occurred on July 5, 2016. Ten-year Treasury yields began the reporting period at 1.84% and ended at their peak for the period at 2.37%. Their low of 1.37% occurred on both July 5 and July 8, 2016.

IV	Western Asset Total Return Unconstrained Fund

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, shifting expectations for future Fed monetary policy, Brexit, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned -0.92% during the six months ended November 30, 2016. Lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended November 30, 2016?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 6.43% for the six months ended November 30, 2016. The high-yield market posted positive returns during the first five months of the reporting period. This was driven by several factors, including robust demand from investors looking to generate incremental yield in the low interest rate environment and stabilizing oil prices. The U.S. high-yield bond market then experienced a modest setback in November 2016 amid sharply rising interest rates.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi gained 1.61% during the six months ended November 30, 2016. The asset class generated positive returns during the first four months of the reporting period. Supporting the asset class were stabilizing oil prices, accommodative global monetary policy and overall solid investor demand. Much of the asset class’ gains were then erased in October and November 2016, as demand weakened against a backdrop of rising interest rates in the U.S. and a sharp rally by the U.S. dollar.

Performance review

For the six months ended November 30, 2016, Class I shares of Western Asset Total Return Unconstrained Fund returned 3.19%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Indexxii, returned -0.92% and 0.34%, respectively, for the same period. The Lipper Alternative Credit Focus Funds Category Average1 returned 2.33% over the same time frame.

Performance Snapshot as of November 30, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund:
Class A	3.01%
Class A2	2.91%
Class C	2.59%
Class FI	3.06%
Class R	2.96%
Class I	3.19%
Class IS	3.25%
Bloomberg Barclays U.S. Aggregate Index	-0.92%
BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index	0.34%
Lipper Alternative Credit Focus Funds Category Average[1]	2.33%

The performance shown represents past performance. Past performance is no guarantee

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 303 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Total Return Unconstrained Fund	V

Investment commentary (cont’d)

of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2016 for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 2.61%, 2.42%, 2.10%, 2.82%, 2.65%, 3.07% and 3.18%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A shares would have been 2.60%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2016, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.40%, 1.54%, 1.88%, 1.16%, 1.42%, 0.91% and 0.80%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.20% for Class FI shares, 1.50% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

VI	Western Asset Total Return Unconstrained Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 30, 2016

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Western Asset Total Return Unconstrained Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China (“PBoC”) is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The Index, therefore, will always have a constant maturity equal to exactly three months.

VIII	Western Asset Total Return Unconstrained Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of November 30, 2016 and May 31, 2016 and does not include derivatives, such as forward foreign currency contracts, futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2016 and held for the six months ended November 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.01%	$1,000.00	$1,030.10	1.25%	$6.36	Class A	5.00%	$1,000.00	$1,018.80	1.25%	$6.33
Class A2	2.91	1,000.00	1,029.10	1.45	7.38	Class A2	5.00	1,000.00	1,017.80	1.45	7.33
Class C	2.59	1,000.00	1,025.90	1.89	9.60	Class C	5.00	1,000.00	1,015.59	1.89	9.55
Class FI	3.06	1,000.00	1,030.60	1.17	5.96	Class FI	5.00	1,000.00	1,019.20	1.17	5.92
Class R	2.96	1,000.00	1,029.60	1.36	6.92	Class R	5.00	1,000.00	1,018.25	1.36	6.88
Class I	3.19	1,000.00	1,031.90	0.91	4.64	Class I	5.00	1,000.00	1,020.51	0.91	4.61
Class IS	3.25	1,000.00	1,032.50	0.80	4.08	Class IS	5.00	1,000.00	1,021.06	0.80	4.05

2	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

[1]	For the six months ended November 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — November 30, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Total Return	— Western Asset Total Return Unconstrained Fund

4	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — November 30, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Total Return	— Western Asset Total Return Unconstrained Fund

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 30.9%
Consumer Discretionary — 2.3%
Auto Components — 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	350,000	$351,750
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	500,000	510,625
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	320,000	317,600
Total Auto Components				1,179,975
Automobiles — 0.2%
General Motors Co., Senior Notes	3.500%	10/2/18	1,180,000	1,201,003
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	110,000	111,090
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	517,348
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	118,364
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	802,876
Total Automobiles				2,750,681
Hotels, Restaurants & Leisure — 0.3%
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	470,000	471,175
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	1,030,000	1,063,449
McDonald’s Corp., Senior Notes	4.875%	12/9/45	1,410,000	1,484,867
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	590,000	597,375	(a)
Total Hotels, Restaurants & Leisure				3,616,866
Household Durables — 0.3%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	1,300,000	1,355,431
NVR Inc., Senior Notes	3.950%	9/15/22	40,000	40,951
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	300,000	308,436
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	477,400
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	930,000	964,875
Total Household Durables				3,147,093
Media — 1.2%
21st Century Fox America Inc., Senior Bonds	8.450%	8/1/34	440,000	603,883
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	50,000	61,987
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	4/1/24	130,000	137,637	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	290,000	323,637	(a)
Comcast Corp., Senior Notes	3.375%	8/15/25	900,000	909,616
DISH DBS Corp., Senior Notes	7.875%	9/1/19	620,000	686,650
DISH DBS Corp., Senior Notes	6.750%	6/1/21	820,000	881,500
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,000,000	1,035,000
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,460,000	2,475,941	(a)

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	760,000	$765,700	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	800,000	798,000	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	650,000	775,070
Time Warner Cable LLC, Senior Notes	4.000%	9/1/21	1,520,000	1,564,381
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	60,000	62,469
Time Warner Inc., Senior Notes	7.625%	4/15/31	380,000	502,526
UBM PLC, Notes	5.750%	11/3/20	920,000	970,775	(a)
Viacom Inc., Senior Notes	5.850%	9/1/43	1,370,000	1,457,248
Total Media				14,012,020
Multiline Retail — 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	840,000	896,700
Specialty Retail — 0.1%
L Brands Inc., Senior Notes	8.500%	6/15/19	570,000	654,788
Total Consumer Discretionary				26,258,123
Consumer Staples — 1.8%
Beverages — 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	3,700,000	3,728,908
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	80,000	83,896
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	2,120,000	2,268,218
Total Beverages				6,081,022
Food & Staples Retailing — 0.8%
Cencosud SA, Senior Notes	5.500%	1/20/21	4,200,000	4,464,478	(a)
Cencosud SA, Senior Notes	4.875%	1/20/23	870,000	875,557	(b)
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	588,766
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	646,693
CVS Health Corp., Senior Notes	5.125%	7/20/45	740,000	811,847
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	19,554	21,171	(a)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	65,240	73,382
Kroger Co., Senior Notes	3.400%	4/15/22	350,000	357,261
Kroger Co., Senior Notes	5.150%	8/1/43	560,000	594,340
Total Food & Staples Retailing				8,433,495
Food Products — 0.2%
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	830,000	898,918
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,780,000	1,892,882
Total Food Products				2,791,800
Tobacco — 0.3%
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	609,787
Reynolds American Inc., Senior Notes	8.125%	6/23/19	810,000	930,175

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,530,000	$1,805,183
Total Tobacco				3,345,145
Total Consumer Staples				20,651,462
Energy — 6.5%
Energy Equipment & Services — 0.5%
Halliburton Co., Senior Bonds	3.800%	11/15/25	1,490,000	1,489,425
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	927,158
Halliburton Co., Senior Notes	5.000%	11/15/45	1,190,000	1,213,896
Pride International Inc., Senior Notes	6.875%	8/15/20	860,000	877,415
Transocean Inc., Senior Notes	6.800%	12/15/16	820,000	821,105
Transocean Inc., Senior Notes	4.250%	10/15/17	430,000	429,785
Total Energy Equipment & Services				5,758,784
Oil, Gas & Consumable Fuels — 6.0%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	580,000	586,999
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	440,000	443,521
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,890,000	3,077,012
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	1,070,000	1,069,340
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	1,260,000	1,219,050
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	180,000	154,800
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,490,000	3,398,593
Devon Energy Corp., Senior Notes	5.850%	12/15/25	860,000	954,866
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	38,755
Devon Energy Corp., Senior Notes	5.000%	6/15/45	950,000	886,543
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	720,000	655,884
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,200,000	2,273,700
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	336,875
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,325,970
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,410,000	1,415,524
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	44,000	45,298
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	380,000	406,600
Kerr-McGee Corp., Notes	6.950%	7/1/24	380,000	441,606
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	365,630
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,220,000	1,444,964
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	160,000	169,848	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,360,000	2,593,664	(b)

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	$1,502,340	(a)
LUKOIL International Finance BV, Senior Notes	6.656%	6/7/22	350,000	384,654	(b)
MPLX LP, Senior Notes	5.500%	2/15/23	1,000,000	1,037,089
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	553,255
Noble Energy Inc., Senior Notes	4.150%	12/15/21	800,000	827,956
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	80,000	80,800
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	80,000	82,400
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	20,000	20,500
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,190,000	1,134,451
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	5,090,000	4,486,835
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,083,200
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	5,040,000	3,962,700
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	280,000	286,524	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	8,500,000	6,574,750
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	700,000	712,922	(a)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	330,000	339,900
QEP Resources Inc., Senior Notes	5.250%	5/1/23	305,000	295,850
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	163,200	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	620,000	585,900
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	110,000	113,462
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,167,001
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	2,240,000	2,425,588	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,360,000	2,442,423	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	350,000	284,375	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	2,140,000	2,110,004
SM Energy Co., Senior Notes	5.000%	1/15/24	140,000	131,950
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,720,000	2,132,914	(a)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,110,000	3,086,675	(a)
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	30,000	29,550
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	820,000	800,525
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	207,900
WPX Energy Inc., Senior Notes	6.000%	1/15/22	120,000	122,963
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,560,000	2,822,400
Total Oil, Gas & Consumable Fuels				67,297,998
Total Energy				73,056,782

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 8.3%
Banks — 6.4%
BAC Capital Trust XIV, Junior Subordinated Notes	3.102%	12/16/16	370,000	$300,163	(c)(d)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	2,310,000	2,310,000	(c)(d)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	1,940,000	1,930,319	(c)(d)
Bank of America Corp., Senior Notes	3.875%	8/1/25	600,000	610,895
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,720,000	1,719,947
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	1,943,850
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,384,491	(a)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	950,000	945,250	(a)(c)(d)
BPCE SA, Subordinated Bonds	12.500%	9/30/19	1,022,000	1,257,060	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,710,520	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	360,000	365,501
CIT Group Inc., Senior Notes	5.250%	3/15/18	1,550,000	1,603,041
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,000,000	1,041,250
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,050,000	1,040,812	(c)(d)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,310,000	1,287,075	(c)(d)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	650,000	650,813	(c)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,870,000	1,930,289
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000	1,836,558
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000	2,646,253
Compass Bank, Subordinated Notes	3.875%	4/10/25	560,000	530,699
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,150,000	2,251,463
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	300,000	305,616
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	1,300,000	1,433,445	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,650,000	1,709,086	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,700,000	1,642,625	(c)(d)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,330,000	1,298,412	(c)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,100,000	1,130,067
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,700,000	1,693,157
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000	1,420,308	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,230,000	1,094,107	(a)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	2,090,000	2,034,128
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	2,190,000	2,322,539
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000	1,234,520
M&T Bank Corp., Junior Subordinated Bonds	6.875%	12/15/16	1,390,000	1,392,988	(d)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	910,000	981,902	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,700,000	1,719,579
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000	7,115,055

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	760,000	$771,346
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000	869,373	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,860,000	1,830,296	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	4.274%	1/3/17	130,000	126,750	(c)(d)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	4,768,000	5,014,258
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000	834,428
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000	3,866,603
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	511,287
Total Banks				72,648,124
Capital Markets — 0.8%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000	315,537
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,110,000	2,111,840
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	1/3/17	75,000	59,625	(c)(d)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	740,000	773,073
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	677,614
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000	2,348,423
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000	1,634,235
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000	545,959
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/3/17	100,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000	0	*(e)(f)(g)
State Street Corp., Subordinated Notes	3.100%	5/15/23	350,000	349,780
Total Capital Markets				8,816,086
Consumer Finance — 0.5%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,140,000	1,293,900
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	2,020,000	2,269,480
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,288,000	1,415,190
Navient Corp., Senior Notes	5.500%	1/15/19	640,000	660,544
Total Consumer Finance				5,639,114
Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,850,000	1,914,750
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000	1,465,200
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000	1,185,938
Total Diversified Financial Services				4,565,888

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.2%
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	520,000	$523,352
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	830,000	898,475
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	220,000	282,059	(a)
Total Insurance				1,703,886
Total Financials				93,373,098
Health Care — 2.1%
Biotechnology — 0.1%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000	161,039
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000	475,549
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	440,000	451,901
Total Biotechnology				1,088,489
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,130,000	1,141,751
Abbott Laboratories, Senior Notes	4.900%	11/30/46	1,320,000	1,331,167
Alere Inc., Senior Subordinated Notes	6.500%	6/15/20	1,970,000	1,960,150
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,750,000	2,399,375	(a)
Total Health Care Equipment & Supplies				6,832,443
Health Care Providers & Services — 1.2%
Aetna Inc., Senior Notes	2.400%	6/15/21	690,000	684,470
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000	166,162
Aetna Inc., Senior Notes	3.200%	6/15/26	870,000	851,343
Aetna Inc., Senior Notes	4.375%	6/15/46	210,000	206,987
Anthem Inc., Senior Notes	3.125%	5/15/22	500,000	498,378
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,690,000	1,297,075
Centene Corp., Senior Notes	5.625%	2/15/21	40,000	41,200
Centene Corp., Senior Notes	4.750%	5/15/22	360,000	354,600
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	223,542
Centene Corp., Senior Notes	4.750%	1/15/25	310,000	296,825
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	439,675	(a)
HCA Inc., Senior Notes	7.500%	2/15/22	540,000	600,750
HCA Inc., Senior Notes	5.875%	5/1/23	1,170,000	1,202,175
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	10,011
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,161,862
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	651,050
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	173,530
New York and Presbyterian Hospital, Bonds	4.063%	8/1/56	470,000	449,765
Tenet Healthcare Corp., Senior Notes	5.000%	3/1/19	1,050,000	994,875

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	$1,293,827
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,110,000	2,008,720
Total Health Care Providers & Services				13,606,822
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	700,000	696,500
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	480,000	403,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,560,000	1,318,200	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	190,000	141,550	(a)
Total Pharmaceuticals				2,559,450
Total Health Care				24,087,204
Industrials — 1.2%
Aerospace & Defense — 0.1%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	560,000	547,400	(a)
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	470,000	499,096
Total Aerospace & Defense				1,046,496
Airlines — 0.2%
Air 2 US, Notes	8.027%	10/1/19	116,765	122,750	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	15,125	15,692
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	1,665,620	1,869,658
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	16,551	17,337
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	527,402	617,060
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	96,643	98,576
Total Airlines				2,741,073
Commercial Services & Supplies — 0.3%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	316,511
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	505,000	534,037
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	310,000	320,850
Waste Management Inc., Senior Notes	3.500%	5/15/24	430,000	441,770
West Corp., Senior Notes	5.375%	7/15/22	1,330,000	1,276,800	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	40,000	40,800	(a)
Total Commercial Services & Supplies				2,930,768
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	1,170,000	1,129,260
Industrial Conglomerates — 0.3%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	698,250	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	$1,652,747
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	934,610
Total Industrial Conglomerates				3,285,607
Machinery — 0.1%
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	1,290,000	1,342,632	(a)
Road & Rail — 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	700,000	721,000	(a)
Total Industrials				13,196,836
Information Technology — 1.5%
IT Services — 0.4%
First Data Corp., Senior Notes	7.000%	12/1/23	1,020,000	1,067,818	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	840,000	847,350	(a)
Visa Inc., Senior Notes	4.300%	12/14/45	2,130,000	2,222,910
WEX Inc., Senior Notes	4.750%	2/1/23	830,000	815,475	(a)
Total IT Services				4,953,553
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	70,000	73,734
Intel Corp., Senior Notes	4.900%	7/29/45	810,000	902,030
Micron Technology Inc., Senior Notes	5.250%	8/1/23	120,000	118,500	(a)
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	1,090,000	1,156,706
Total Semiconductors & Semiconductor Equipment				2,250,970
Software — 0.2%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	1,690,000	1,604,741
Technology Hardware, Storage & Peripherals — 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	4,130,000	4,206,641	(a)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	3,410,000	3,508,866	(a)
Total Technology Hardware, Storage & Peripherals				7,715,507
Total Information Technology				16,524,771
Materials — 3.1%
Chemicals — 0.5%
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,364,257
OCP SA, Senior Notes	5.625%	4/25/24	3,460,000	3,563,973	(a)
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	110,000	114,400	(a)
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	830,000	862,162	(a)
Total Chemicals				5,904,792

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Construction Materials — 0.5%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	4,250,000	$4,611,250	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	450,000	437,625	(a)
Total Construction Materials				5,048,875
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.850%	12/15/19	670,000	681,725	(a)(c)
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	540,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	660,000	678,975
WestRock RKT Co., Senior Notes	3.500%	3/1/20	70,000	71,410
WestRock RKT Co., Senior Notes	4.000%	3/1/23	40,000	41,452
Total Containers & Packaging				2,013,562
Metals & Mining — 1.9%
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	550,000	581,625
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,241,662
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	465,000	482,265
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	400,882
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	510,000	567,668
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,330,000	1,466,325	(a)(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	600,000	692,160	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	530,000	531,071	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	2,470,000	2,444,070	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	1,750,000	1,828,022
Southern Copper Corp., Senior Notes	5.250%	11/8/42	5,900,000	5,358,398
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,460,000	6,220,463
Total Metals & Mining				21,814,611
Total Materials				34,781,840
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	2,580,000	2,715,401	(b)
Telecommunication Services — 3.0%
Diversified Telecommunication Services — 1.7%
AT&T Inc., Senior Notes	4.500%	5/15/35	2,330,000	2,209,211
AT&T Inc., Senior Notes	4.750%	5/15/46	3,740,000	3,493,227
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	2,170,000	2,267,843	(a)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	3,410,000	3,352,221	(a)
British Telecommunications PLC, Bonds	9.375%	12/15/30	1,710,000	2,604,193
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,510,000	1,487,350	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	80,000	$82,115
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	230,000	245,985
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	330,000	394,299
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	2,385,000	2,972,683
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	200,000	200,541
Total Diversified Telecommunication Services				19,309,668
Wireless Telecommunication Services — 1.3%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	980,000	993,475	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000	203,000	(a)
Digicel Ltd., Senior Notes	6.750%	3/1/23	3,330,000	2,863,800	(b)
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,310,000	2,408,175
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,200,000	2,417,250	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	4,810,000	5,351,125	(a)
Total Wireless Telecommunication Services				14,236,825
Total Telecommunication Services				33,546,493
Utilities — 0.9%
Electric Utilities — 0.6%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,030,000	1,287,539
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,210,000	1,505,271
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	300,000	362,263
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	3,400,000	3,663,500	(b)
Total Electric Utilities				6,818,573
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	230,000	240,638	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	915,837	771,592
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	1,986,985	1,738,612
Total Independent Power and Renewable Electricity Producers				2,750,842
Total Utilities				9,569,415
Total Corporate Bonds & Notes (Cost — $343,766,640)				347,761,425
Asset-Backed Securities — 6.2%
AASET, 2014-1 B	7.375%	12/15/29	1,705,128	1,692,340	(c)
Access Group Inc., 2004-A B1	1.699%	7/1/39	7,400,000	6,217,746	(c)
Access Group Inc., 2005-B B2	1.382%	7/25/35	2,752,900	2,337,849	(c)
Access Group Inc., 2007-1 C	1.282%	10/25/35	1,288,902	1,073,653	(c)
ALM Loan Funding, 2014-14A C	4.340%	7/28/26	610,000	603,410	(a)(c)
American Money Management Corp., 2015-16A E	6.481%	4/14/27	1,300,000	1,153,750	(a)(c)

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
American Money Management Corp., 2016-18A D	5.937%	5/26/28	2,000,000	$2,002,528	(a)(c)
Amortizing Residential Collateral Trust, 2005-BC5 M1	1.569%	7/25/32	204,091	200,516	(c)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4	1.479%	4/25/35	1,250,000	1,195,019	(c)
Associates Manufactured Housing Pass-Through Certificates, 1997-CLB2	8.900%	6/15/28	1,093,236	1,102,856
Avery Point CLO Ltd., 2015-6A E1	6.381%	8/5/27	1,750,000	1,565,359	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A C	3.750%	7/20/20	4,000,000	3,928,731	(a)
Bowman Park CLO Ltd., 2014-1A D1	4.517%	11/23/25	1,310,000	1,275,590	(a)(c)
Centex Home Equity Loan Trust, 2003-B AF4	3.735%	2/25/32	139,128	139,600
Citigroup Mortgage Loan Trust Inc., 2007-WFH4 M1	2.234%	7/25/37	3,063,000	2,769,625	(c)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	2,490,000	2,404,095	(a)(g)
Countrywide Home Equity Loan Trust, 2007-A A	0.658%	4/15/37	3,101,628	2,720,429	(c)
Dryden Senior Loan Fund, 2015-40A E	6.856%	8/15/28	2,590,000	2,388,125	(a)(c)
Encore Credit Receivables Trust, 2005-4 M5	1.242%	1/25/36	3,160,000	2,047,253	(c)
First Franklin Mortgage Loan Asset-Backed Certificates, 2006-FF5 2A5, PO	0.000%	4/25/36	1,050,000	774,759
Fremont Home Loan Trust, 2006-B 2A2	0.634%	8/25/36	416,221	171,253	(c)
Galaxy CLO Ltd., 2015-20A E	6.381%	7/20/27	750,000	641,893	(a)(c)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	6.081%	7/20/27	2,250,000	1,974,832	(a)(c)
Greenpoint Manufactured Housing, 1999-2 A2	3.098%	3/18/29	325,000	296,727	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.821%	6/19/29	150,000	136,605	(c)
Greenpoint Manufactured Housing, 1999-4 A2	4.066%	2/20/30	175,000	156,818	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	4.029%	2/20/32	250,000	224,253	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	4.035%	3/13/32	350,000	314,435	(c)
IXIS Real Estate Capital Trust, 2005-HE4 A3	1.214%	2/25/36	44,776	44,585	(c)
Jamestown CLO Ltd., 2015-8A D2	7.630%	1/15/28	2,000,000	1,885,950	(a)(c)
Lehman XS Trust, 2006-16N A4B	0.774%	11/25/46	75,402	22,894	(c)
Lehman XS Trust, 2006-GP3 2A2	0.754%	6/25/46	17,077	7,510	(c)
MASTR Specialized Loan Trust, 2006-3 A	0.794%	6/25/46	210,508	183,629	(a)(c)
National Collegiate Student Loan Trust, 2006-3 A4	0.854%	3/26/29	2,210,000	2,113,702	(c)
National Collegiate Student Loan Trust, 2007-4 A3L	1.384%	3/25/38	5,374,130	2,781,621	(c)
Neuberger Berman CLO Ltd., 2015-19A D	6.130%	7/15/27	2,500,000	2,171,460	(a)(c)
Oaktree CLO Ltd., 2015-1A D	6.481%	10/20/27	900,000	795,749	(a)(c)
Option One Mortgage Loan Trust, 2005-1 A4	1.334%	2/25/35	184,207	183,131	(c)
Pinnacle Park CLO Ltd., 2014-1A D	4.380%	4/15/26	350,000	341,063	(a)(c)
RAAC Series, 2005-SP2 2A	0.834%	6/25/44	1,616,297	1,337,351	(c)
Renaissance Home Equity Loan Trust, 2006-2 AV3	0.774%	8/25/36	4,051,305	2,195,551	(c)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Security National Mortgage Loan Trust, 2007-1A 2A	0.884%	4/25/37	201,702	$177,084	(a)(c)
SLM Student Loan Trust, 2008-4 A4	2.532%	7/25/22	2,301,847	2,315,563	(c)
SLM Student Loan Trust, 2008-5 A4	2.582%	7/25/23	2,209,035	2,247,093	(c)
SLM Student Loan Trust, 2008-8 A4	2.382%	4/25/23	2,725,000	2,725,440	(c)
SLM Student Loan Trust, 2010-1 A	0.934%	3/25/25	2,401,149	2,341,515	(c)
Symphony CLO Ltd., 2014-14A D2	4.481%	7/14/26	1,500,000	1,480,850	(a)(c)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	3,444,746	3,422,713
Total Asset-Backed Securities (Cost — $72,211,733)				70,284,503
Collateralized Mortgage Obligations — 15.7%
Banc of America Funding Corp., 2015-R2 04A1	0.699%	9/29/36	2,625,069	2,537,337	(a)(c)
Banc of America Funding Corp., 2015-R2 04A2	0.801%	9/29/36	7,204,337	3,748,388	(a)(c)
Banc of America Funding Corp., 2015-R2 09A2	0.828%	3/27/36	5,917,489	3,464,750	(a)(c)
Banc of America Funding Corp., 2015-R2 10A1	0.724%	6/29/37	2,173,421	2,088,006	(a)(c)
Banc of America Funding Corp., 2015-R4 6A1	0.732%	8/27/36	3,524,276	3,402,397	(a)(c)
Banc of America Funding Corp., 2015-R4 6A3	0.732%	8/27/36	5,180,000	3,392,900	(a)(c)
Banc of America Mortgage Securities Inc., 2003-F 1A1	3.123%	7/25/33	8,767	8,380	(c)
Banc of America Mortgage Securities Inc., 2004-A 1A1	2.788%	2/25/34	15,986	15,402	(c)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	9.018%	12/15/19	8,300,000	8,039,770	(a)(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	6,700,000	6,067,848	(a)(c)
Bear Stearns Alt-A Trust, 2003-5 2A1	2.926%	12/25/33	288,634	288,158	(c)
Bear Stearns Alt-A Trust, 2004-11 1A2	1.374%	11/25/34	26,654	25,973	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1	0.694%	1/25/37	3,174,922	2,480,988	(c)
BLCP Hotel Trust, 2014-CLMZ M	6.266%	8/15/29	3,059,050	3,020,916	(a)(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	240,000	134,400
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	5,755,163	4,877,500	(c)
CGBAM Commercial Mortgage Trust, 2016-IMC E	7.938%	11/15/21	5,240,000	5,284,519	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	316,951	296,380
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.333%	12/10/49	3,230,000	2,212,792	(c)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1	0.852%	11/25/35	252,336	169,008	(c)
Citigroup Mortgage Loan Trust Inc., 2015-2 5A1	0.784%	3/25/47	2,559,305	2,394,657	(a)(c)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	5.066%	5/25/37	20,099,171	3,355,102	(c)
Commercial Mortgage Trust, 2013-CR09 E	4.398%	7/10/45	1,552,000	933,407	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.253%	10/10/46	630,000	445,402	(a)(c)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	2,000,916	1,756,069
Countrywide Alternative Loan Trust, 2005-51 2A1	0.866%	11/20/35	161,983	128,961	(c)
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO	4.566%	11/25/35	9,754,037	1,316,645	(c)
Countrywide Alternative Loan Trust, 2005-76 3A1	0.852%	1/25/46	192,010	159,628	(c)

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2006-04CB 1A4, IO	4.708%	4/25/36	11,940,023	$2,214,353	(c)
Countrywide Alternative Loan Trust, 2006-08T1 1A1	4.966%	4/25/36	2,888,161	1,433,776	(c)
Countrywide Alternative Loan Trust, 2006-08T1 1A2, IO	4.908%	4/25/36	6,740,375	1,045,531	(c)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO	5.066%	7/25/36	4,195,619	779,478	(c)
Countrywide Alternative Loan Trust, 2006-J1 1A7	1.292%	2/25/36	2,883,190	2,057,603	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1	2.554%	6/19/31	21,336	20,306	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-60 1A1	2.985%	2/25/34	139,018	137,517	(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.385%	6/15/38	993,056	595,834	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	9,627,221	9,193,611
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	7,165,000	6,701,249	(c)
Credit Suisse Mortgage Trust, 2014-11R 09A2	0.674%	10/27/36	5,380,000	3,144,610	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.734%	6/27/46	2,868,433	2,723,139	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	1,070,000	895,654	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000	3,374,619	(a)
Credit Suisse Mortgage Trust, 2015-02R 3A1	0.744%	4/27/36	2,383,874	2,172,571	(a)(c)
Credit Suisse Mortgage Trust, 2015-02R 7A1	2.662%	8/27/36	2,035,927	2,033,214	(a)(c)
Credit Suisse Mortgage Trust, 2015-03R 1A1	0.762%	7/29/37	1,671,244	1,573,100	(a)(c)
Credit Suisse Mortgage Trust, 2015-12R 2A2	1.034%	11/30/37	4,770,000	2,918,286	(a)(c)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/15/17	3,900,000	3,768,375	(a)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	1.042%	6/25/34	64,283	58,750	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.783%	7/25/21	1,573,431	97,950	(c)
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	120,619	138,618
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,580,278	200,541
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1	3.039%	2/25/36	201,368	160,575	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	14,931,521	126,915	(a)
GE Business Loan Trust, 2006-1A C	0.958%	5/15/34	554,520	476,426	(a)(c)
GE Business Loan Trust, 2006-2A C	0.918%	11/15/34	508,854	447,098	(a)(c)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	830,000	721,834	(c)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.755%	9/16/46	12,813,624	354,053	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.305%	2/16/53	4,083,122	114,084	(c)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.073%	9/16/44	5,259,111	291,273	(c)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.887%	6/16/55	833,433	38,761	(c)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.789%	2/16/48	1,654,263	$76,470	(c)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.935%	9/16/55	5,049,779	293,067	(c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.674%	1/16/55	70,758,719	2,479,506	(c)
Government National Mortgage Association (GNMA), 2015-073 IO, IO	0.868%	11/16/55	7,722,677	484,536	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.764%	4/25/36	171,153	153,226	(c)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	425,000	356,975
GS Mortgage Securities Trust, 2013-GC14 F	4.924%	8/10/46	890,000	625,435	(a)(c)
GS Mortgage Securities Trust, 2016-ICE2 E	9.035%	2/15/33	3,420,000	3,517,521	(a)(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1	0.884%	1/25/36	1,578,032	1,319,676	(a)(c)
HarborView Mortgage Loan Trust, 2006-13 A	0.708%	11/19/46	239,945	175,961	(c)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.380%	6/25/36	3,708,631	2,762,015	(c)
Indymac Manufactured Housing Contract, A2-2	6.170%	8/25/29	46,977	46,583
JPMBB Commercial Mortgage Securities Trust, 2015-C27 F	3.000%	2/15/48	2,700,000	1,320,038	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 G	3.000%	2/15/48	2,049,500	844,960	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.115%	4/17/45	2,090,000	1,624,886	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,810,000	1,392,996	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.903%	2/12/49	6,310,000	4,858,700	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.240%	2/15/51	1,163,000	1,058,336	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.763%	10/15/19	1,700,000	1,689,385	(a)(c)
JPMorgan Reremic, 2014-6 3A1	0.744%	7/27/46	3,618,409	3,380,334	(a)(c)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.046%	12/25/36	11,921,136	3,342,087	(c)
Lehman Mortgage Trust, 2007-1 2A3, IO	6.096%	2/25/37	4,367,901	1,411,343	(c)
MASTR ARM Trust, 2003-3 3A4	2.763%	9/25/33	765,274	729,609	(c)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	3.170%	5/25/34	126,883	125,804	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	3,567,000	3,031,950	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	4,200,000	3,570,000	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	840,000	638,484	(c)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,185,000	908,165
Morgan Stanley Mortgage Loan Trust, 2004-6AR	3.320%	8/25/34	32,785	32,358	(c)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1	1.000%	5/10/19	1,310,000	1,310,000	(a)(c)(g)
Nomura Asset Acceptance Corp., 2006-AF2 4A	3.846%	8/25/36	210,880	160,975	(c)

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations — continued
Residential Accredit Loans Inc., 2006-QO3 A1	0.744%	4/25/46	5,340,366	$2,402,373	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	0.794%	4/25/46	844,628	386,272	(c)
Residential Asset Securitization Trust, 2005-A15 2A11, IO	5.016%	2/25/36	12,324,887	2,307,526	(c)
Sequoia Mortgage Trust, 2007-4 4A1	2.999%	7/20/47	619,824	461,943	(c)
Structured Agency Credit Risk Debt Notes, 2013-DN1 M2	7.734%	7/25/23	1,070,000	1,252,452	(c)
Structured Agency Credit Risk Debt Notes, 2015-HQ1 B	11.284%	3/25/25	3,979,941	4,530,871	(c)
Structured ARM Loan Trust, 2004-04 3A2	3.085%	4/25/34	324,378	321,927	(c)
Structured Asset Securities Corp., 2002-08A 7A1	2.411%	5/25/32	6,945	6,871	(c)
Structured Asset Securities Corp., 2002-11A 1A1	2.468%	6/25/32	2,047	1,871	(c)
Structured Asset Securities Corp., 2002-16A 1A1	3.228%	8/25/32	124,041	121,843	(c)
Structured Asset Securities Corp., 2002-18A 1A1	3.401%	9/25/32	2,283	2,282	(c)
Structured Asset Securities Corp., 2004-NP1 A	1.392%	9/25/33	50,726	50,181	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	1,333,500	(a)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,650,000	1,641,004	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C23 G	5.781%	1/15/45	1,630,000	1,525,224	(a)(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	2,950,430	2,899,110	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	750,000	483,845	(a)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	1,730,000	1,000,248	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR9 4A1	3.041%	5/25/35	78,107	77,660	(c)
Total Collateralized Mortgage Obligations (Cost — $181,690,753)				176,583,771
Mortgage-Backed Securities — 3.5%
FHLMC — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43-7/1/43	589,437	627,632
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	12/13/46	6,500,000	6,671,895	(h)
Total FHLMC				7,299,527
FNMA — 2.3%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	742,858	813,211
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	744,320	833,222
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	15,089,750	15,636,672
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	1,575,252	1,674,577
Federal National Mortgage Association (FNMA)	3.000%	12/13/46	6,900,000	6,873,047	(h)
Total FNMA				25,830,729

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
GNMA — 0.6%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	187,897		$204,380
Government National Mortgage Association (GNMA) II	3.000%	12/20/46	6,100,000		6,194,359	(h)
Total GNMA					6,398,739
Total Mortgage-Backed Securities (Cost — $39,295,916)					39,528,995
Municipal Bonds — 0.5%
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	1,110,000		1,074,058
Illinois — 0.3%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,470,000		1,348,975
Illinois State, GO	5.100%	6/1/33	2,700,000		2,423,223
Total Illinois					3,772,198
Texas — 0.1%
North Texas State Higher Education Authority Revenue, Taxable — LIBOR Floating	1.746%	4/1/40	1,275,598		1,275,356	(c)
Total Municipal Bonds (Cost — $6,482,608)					6,121,612
Non-U.S. Treasury Inflation Protected Securities — 4.3%
Germany — 0.6%
Bundesrepublik Deutscheland, Inflation Linked Bonds	0.100%	4/15/26	5,642,161	EUR	6,585,003	(b)
Japan — 3.7%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	586,810,470	JPY	5,442,122
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,113,980,000	JPY	10,199,677
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/24	1,689,800,000	JPY	15,604,857
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/23	102,800,000	JPY	939,896
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	996,000,000	JPY	9,210,856
Total Japan					41,397,408
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $47,957,445)					47,982,411
Senior Loans — 5.9%
Consumer Discretionary — 2.7%
Hotels, Restaurants & Leisure — 1.0%
1011778 B.C. Unlimited Liability Co., Term Loan B2	3.750%	12/10/21	1,324,205		1,331,101	(i)(j)
Aristocrat Technologies Inc., 2016 Term Loan B	3.631%	10/20/21	1,578,720		1,586,219	(i)(j)
Boyd Gaming Corp., Term Loan B2	3.529%	9/15/23	1,480,000		1,487,708	(i)(j)
CCM Merger Inc., New Term Loan B	4.000%	8/8/21	974,988		977,425	(i)(j)
Equinox Holdings Inc., Repriced Term Loan B	5.000%	1/31/20	1,641,603		1,649,469	(i)(j)
Hilton Worldwide Finance LLC, Term Loan B1	3.500%	10/26/20	171,136		171,656	(i)(j)
Hilton Worldwide Finance LLC, Term Loan B2	3.084%	10/25/23	1,749,479		1,760,414	(i)(j)

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Landry’s Inc., 2016 Term Loan B	4.000%	10/4/23	565,000	$568,178	(i)(j)
Mohegan Tribal Gaming Authority, 2016 Term Loan B	5.500%	9/28/23	1,442,610	1,439,455	(i)(j)
Station Casinos LLC, 2016 Term Loan B	—	6/8/23	130,000	130,585	(k)
Total Hotels, Restaurants & Leisure				11,102,210
Media — 0.8%
CBS Radio Inc., Term Loan B	—	10/17/23	630,000	632,953	(k)
Charter Communications Operating LLC, 2016 Term Loan I	3.500%	1/24/23	3,150,391	3,174,019	(i)(j)(k)
Lions Gate Entertainment Corp., 2016 First Lien Term Loan	—	10/12/23	815,000	812,284	(k)
Numericable U.S. LLC, USD Term Loan B7	5.137%	1/15/24	646,750	649,984	(i)(j)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	1,946,303	1,944,681	(i)(j)
UPC Financing Partnership, USD Term Loan AN	4.080%	8/31/24	1,480,000	1,485,920	(i)(j)
Total Media				8,699,841
Multiline Retail — 0.2%
Neiman Marcus Group Inc., 2020 Term Loan	4.250%	10/25/20	1,969,671	1,784,768	(i)(j)
Specialty Retail — 0.7%
Academy Ltd., 2015 Term Loan B	5.000%	7/1/22	2,028,020	1,865,778	(i)(j)
CWGS Group LLC, 2016 Term Loan	4.500%	11/3/23	1,140,000	1,144,632	(i)(j)
Michaels Stores Inc., 2016 Term Loan B1	3.750%	1/27/23	1,465,893	1,474,269	(i)(j)
Party City Holdings Inc., 2016 Term Loan	3.750-4.240%	8/19/22	942,531	944,719	(i)(j)
Petco Animal Supplies Inc., 2016 Term Loan B1	5.000%	1/26/23	1,476,281	1,486,329	(i)(j)
PetSmart Inc., Term Loan B2	4.000%	3/11/22	1,477,500	1,481,194	(i)(j)
Total Specialty Retail				8,396,921
Total Consumer Discretionary				29,983,740
Consumer Staples — 0.2%
Food & Staples Retailing — 0.1%
Albertsons LLC, 2016 Term Loan B6	4.750%	6/22/23	1,480,000	1,484,995	(i)(j)
Food Products — 0.1%
Keurig Green Mountain Inc., USD Term Loan B	5.250%	3/3/23	711,304	718,417	(i)(j)
Total Consumer Staples				2,203,412
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Murray Energy Corp., Term Loan B2	8.250%	4/16/20	1,440,423	1,302,142	(i)(j)
Financials — 0.1%
Capital Markets — 0.1%
RPI Finance Trust, Term Loan B5	3.176%	10/14/22	1,209,400	1,219,983	(i)(j)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 0.9%
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 2015 Term Loan	4.250%	6/8/20	994,962	$952,676	(i)(j)
Health Care Providers & Services — 0.8%
Air Medical Group Holdings Inc., Term Loan B	4.250%	4/28/22	2,127,975	2,104,568	(i)(j)
DaVita HealthCare Partners Inc., Term Loan B	3.500%	6/24/21	1,000,000	999,688	(i)(j)
HCA Inc., Term Loan B7	—	2/15/24	1,130,000	1,136,256	(k)
Jaguar Holding Co. II, 2015 Term Loan B	4.250%	8/18/22	1,992,437	1,995,342	(i)(j)(k)
MPH Acquisition Holdings LLC, 2016 Term Loan B	5.000%	6/7/23	1,109,856	1,121,351	(i)(j)
Radnet Inc., 2016 Term Loan B	4.750-6.250%	7/1/23	883,020	883,755	(i)(j)
Select Medical Corp., Series F Term Loan B	6.000-7.500%	3/3/21	1,134,300	1,141,389	(i)(j)
Total Health Care Providers & Services				9,382,349
Total Health Care				10,335,025
Industrials — 0.4%
Aerospace & Defense — 0.1%
BE Aerospace Inc., 2014 Term Loan B	3.850-3.890%	12/16/21	1,460,000	1,463,650	(i)(j)
Air Freight & Logistics — 0.1%
XPO Logistics Inc., Term Loan B2	4.250%	10/30/21	1,074,047	1,084,788	(i)(j)
Airlines — 0.2%
American Airlines Inc., New Term Loan	3.250%	6/27/20	1,477,490	1,480,954	(i)(j)
Commercial Services & Supplies — 0.0%
Prime Security Services Borrower LLC, 2016 Incremental Term Loan B1	4.750%	5/2/22	250,000	251,687	(i)(j)
Machinery — 0.0%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	245,570	237,934	(i)(j)
Total Industrials				4,519,013
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp., 2016 Term Loan B	—	10/27/21	1,367,314	1,374,530	(k)
IT Services — 0.1%
First Data Corp., 2016 USD Term Loan	3.584%	3/24/21	1,386,961	1,391,874	(i)(j)(k)
Total Information Technology				2,766,404
Materials — 0.4%
Construction Materials — 0.1%
American Builders & Contractors Supply Co., Term Loan B	3.500%	10/31/23	1,094,562	1,098,210	(i)(j)
Containers & Packaging — 0.3%
Berry Plastics Holding Corp., Term Loan H	3.750%	10/1/22	1,234,829	1,240,231	(i)(j)
Consolidated Container Co., LLC, New Term Loan	5.000%	7/3/19	533,072	528,186	(i)(j)

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Containers & Packaging — continued
Reynolds Group Holdings Inc., 2016 USD Term Loan	4.250%	2/5/23	1,370,000		$1,374,203	(i)(j)(k)
Total Containers & Packaging					3,142,620
Total Materials					4,240,830
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.2%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B	3.500%	4/25/23	1,671,600		1,676,824	(i)(j)
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	478,252		460,061	(i)(j)
Level 3 Financing Inc., 2015 Term Loan B2	3.500%	5/31/22	1,480,000		1,486,167	(i)(j)
Virgin Media Investment Holdings Ltd., USD Term Loan F	3.500%	6/30/23	1,509,982		1,515,959	(i)(j)
Total Diversified Telecommunication Services					3,462,187
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, 2016 Term Loan	3.876%	10/11/24	822,368		823,396	(i)(j)
T-Mobile USA Inc., Term Loan B	3.500%	11/9/22	2,240,506		2,261,312	(i)(j)
Total Wireless Telecommunication Services					3,084,708
Total Telecommunication Services					6,546,895
Utilities — 0.1%
Electric Utilities — 0.1%
Energy Future Intermediate Holding Co., LLC, 2016 DIP Term Loan	4.250%	6/30/17	980,000		984,165	(i)(j)
Independent Power and Renewable Electricity Producers — 0.0%
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	118,132		116,950	(i)(j)
Total Utilities					1,101,115
Total Senior Loans (Cost — $66,082,578)					65,895,383
Sovereign Bonds — 4.8%
Argentina — 0.7%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		1,850,625	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,270,000		2,224,600	(a)
Republic of Argentina, Bonds	22.750%	3/5/18	33,540,000	ARS	2,136,609
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,350,000		1,363,500	(a)
Republic of Argentina, Senior Notes	7.125%	7/6/36	340,000		312,970	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	360,000		342,900	(a)
Total Argentina					8,231,204
Brazil — 1.2%
Federative Republic of Brazil, Notes	10.000%	1/1/21	31,233,000	BRL	8,756,802
Federative Republic of Brazil, Notes	10.000%	1/1/23	11,058,000	BRL	3,025,607

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Federative Republic of Brazil, Notes	10.000%	1/1/25	5,000,000	BRL	$1,347,808
Total Brazil					13,130,217
Ecuador — 0.3%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	750,000		783,750	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,420,000		1,491,000	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,680,000		1,545,600	(b)
Total Ecuador					3,820,350
Ghana — 0.2%
Republic of Ghana, Bonds	10.750%	10/14/30	1,640,000		1,841,228	(a)
Indonesia — 0.2%
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,310,000		1,296,772	(b)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	1,180,000		1,209,646	(b)
Total Indonesia					2,506,418
Mexico — 2.0%
United Mexican States, Senior Bonds	6.500%	6/9/22	338,026,900	MXN	16,013,811
United Mexican States, Senior Bonds	10.000%	12/5/24	19,150,000	MXN	1,087,115
United Mexican States, Senior Bonds	7.750%	11/13/42	117,201,900	MXN	5,753,436
Total Mexico					22,854,362
Russia — 0.2%
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	1,600,000		1,682,000	(a)
Total Sovereign Bonds (Cost — $65,401,341)					54,065,779
U.S. Government & Agency Obligations — 15.4%
U.S. Government Agencies — 0.2%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	2,000,000		1,896,544
U.S. Government Obligations — 15.2%
U.S. Treasury Bonds	2.875%	5/15/43	360,000		350,677
U.S. Treasury Bonds	3.375%	5/15/44	10,000,000		10,695,310
U.S. Treasury Bonds	3.000%	11/15/45	15,200,000		15,109,742
U.S. Treasury Bonds	2.500%	2/15/46	6,530,000		5,845,114
U.S. Treasury Notes	0.625%	4/30/18	30,000		29,832
U.S. Treasury Notes	0.665%	7/31/18	45,080,000		45,113,810	(c)
U.S. Treasury Notes	1.625%	7/31/19	630,000		635,045
U.S. Treasury Notes	1.375%	3/31/20	480,000		477,825
U.S. Treasury Notes	1.625%	6/30/20	650,000		650,635
U.S. Treasury Notes	1.375%	10/31/20	40,040,000		39,569,210
U.S. Treasury Notes	1.125%	6/30/21	1,680,000		1,628,550
U.S. Treasury Notes	2.000%	11/30/22	6,610,000		6,581,597

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	1.375%	8/31/23	2,600,000	$2,471,118
U.S. Treasury Notes	2.000%	11/30/23	17,340,000	17,274,975
U.S. Treasury Notes	2.375%	8/15/24	1,250,000	1,259,278
U.S. Treasury Notes	2.000%	2/15/25	7,570,000	7,389,917
U.S. Treasury Notes	2.000%	8/15/25	670,000	651,653
U.S. Treasury Notes	1.625%	5/15/26	190,000	177,902
U.S. Treasury Notes	0.125%	7/15/26	10,263,030	9,977,769
U.S. Treasury Notes	1.500%	8/15/26	6,180,000	5,707,811
U.S. Treasury Notes	2.000%	11/15/26	200,000	193,508
Total U.S. Government Obligations				171,791,278
Total U.S. Government & Agency Obligations (Cost — $175,611,210)				173,687,822
U.S. Treasury Inflation Protected Securities — 1.3%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,675,365	2,102,174
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	6,282,016	6,037,721
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	5,638,435	5,388,478
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	886,222	906,722
Total U.S. Treasury Inflation Protected Securities (Cost — $13,906,185)				14,435,095

			Shares
Common Stocks — 0.1%
Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
Tropicana Entertainment Inc. (Cost — $284,300)			17,138	514,140	*
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I (Cost — $1,171,775)	6.691%		47,249	1,188,312	(c)

		Expiration Date	Contracts/ Notional Amount†
Purchased Options — 0.9%
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.IG.27 Index, Put @ 85 basis points spread		12/21/16	117,170,000	26,439
Eurodollar Futures, Put @ $98.50		6/19/17	1,370	34,250
Eurodollar Futures, Put @ $98.88		3/13/17	1,148	57,400
Eurodollar Futures, Put @ $99.00		12/19/16	1,159	36,219
Interest rate swaption with Bank of America Merrill Lynch, Call @ 0.99%		10/4/17	103,600,000	157,202

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Security		Expiration Date	Contracts/ Notional Amount†	Value
Purchased Options — continued
Interest rate swaption with Bank of America Merrill Lynch, Put @ 2.06%		10/4/17	46,450,000	$6,050,509
Interest rate swaption with Bank of America Merrill Lynch, Put @ 2.31%		10/4/17	29,560,000	2,759,568
U.S. Dollar/Mexican Peso, Put @ 18.40 MXN		12/9/16	7,300,000	0	(f)
U.S. Dollar/Mexican Peso, Put @ 18.55 MXN		12/16/16	2,850,000	17
U.S. Dollar/Mexican Peso, Put @ 18.71 MXN		12/16/16	2,300,000	28
U.S. Dollar/Mexican Peso, Put @ 18.73 MXN		12/1/16	6,800,000	0	(f)
U.S. Dollar/Mexican Peso, Put @ 18.88 MXN		12/21/16	3,680,000	246
U.S. Treasury 5-Year Notes Futures, Call @ $118.50		12/23/16	1,734	325,125
U.S. Treasury 5-Year Notes Futures, Call @ $120.50		12/23/16	577	577
U.S. Treasury 10-Year Notes Futures, Call @ $125.00		12/2/16	1,155	198,516
U.S. Treasury 10-Year Notes Futures, Call @ $125.25		12/2/16	432	47,250
U.S. Treasury 10-Year Notes Futures, Call @ $126.50		12/23/16	1,028	144,562
U.S. Treasury 10-Year Notes Futures, Call @ $127.00		1/27/17	1,568	441,000
U.S. Treasury 10-Year Notes Futures, Call @ $128.00		12/23/16	617	28,922
U.S. Treasury 10-Year Notes Futures, Call @ $130.00		12/23/16	466	7,281
U.S. Treasury 10-Year Notes Futures, Call @ $130.50		12/23/16	1,149	17,953
U.S. Treasury 10-Year Notes Futures, Call @ $131.00		12/23/16	568	568
U.S. Treasury 10-Year Notes Futures, Call @ $131.50		12/23/16	284	284
U.S. Treasury 10-Year Notes Futures, Put @ $123.75		12/2/16	432	47,250
U.S. Treasury Long-Term Bonds Futures, Call @ $157.00		12/23/16	808	151,500
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		12/23/16	665	31,173
Total Purchased Options (Cost — $8,961,672)				10,563,839
Total Investments before Short-Term Investments (Cost — $1,022,824,156)				1,008,613,087

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 9.2%
U.S. Government Agencies — 3.1%
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.400%	2/7/17	25,000,000	24,978,274	(l)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.552%	5/18/17	10,000,000	9,974,800	(l)
Total U.S. Government Agencies (Cost — $34,955,444)				34,953,074
Repurchase Agreements — 0.4%
Bank of America repurchase agreement dated 11/30/16; Proceeds at maturity — $5,000,036; (Fully collateralized by U.S. government obligations, 3.750% due 11/15/43; Market value — $5,100,000) (Cost — $5,000,000)	0.260%	12/1/16	5,000,000	5,000,000

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Shares	Value
Money Market Funds — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $63,711,376)	0.284%	63,711,376	$63,711,376
Total Short-Term Investments (Cost — $103,666,820)			103,664,450
Total Investments — 98.8% (Cost — $1,126,490,976#)			1,112,277,537
Other Assets in Excess of Liabilities — 1.2%			13,851,960
Total Net Assets — 100.0%			$1,126,129,497

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of November 30, 2016.

(f)	Value is less than $1.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2016, the Fund held TBA securities with a total cost of $19,757,302 (See Note 1).

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	All or a portion of this loan is unfunded as of November 30, 2016. The interest rate for fully unfunded term loans is to be determined.

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
EUR	— Euro
GO	— General Obligation
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2016

Western Asset Total Return Unconstrained Fund

Abbreviations used in this schedule (cont’d):
MXN	— Mexican Peso
PO	— Principal Only

Schedule of Written Options
Security	Expiration Date	Strike Price/Strike Rate		Contracts/ Notional Amount†		Value
U.S. Dollar/Brazilian Real, Call	2/16/17	3.75	BRL	4,080,000		$34,363
U.S. Dollar/Mexican Peso, Call	12/1/16	20.74	MXN	6,800,000		2,244
U.S. Dollar/Mexican Peso, Call	12/5/16	19.21	MXN	3,000,000		186,639
U.S. Dollar/Mexican Peso, Call	12/5/16	19.24	MXN	2,500,000		152,115
U.S. Dollar/Mexican Peso, Call	12/9/16	20.40	MXN	7,300,000		83,884
U.S. Dollar/Mexican Peso, Call	12/16/16	20.80	MXN	2,850,000		18,707
U.S. Dollar/Mexican Peso, Call	12/16/16	21.32	MXN	2,300,000		4,855
U.S. Dollar/Mexican Peso, Call	12/21/16	21.49	MXN	3,680,000		8,611
U.S. Treasury 5-Year Notes Futures, Call	12/23/16	$121.50		206		206
U.S. Treasury 10-Year Notes Futures, Call	12/23/16	$132.00		1,136		1,136
U.S. Treasury 10-Year Notes Futures, Put	12/23/16	$126.00		1,149		1,956,891
U.S. Treasury Long-Term Bonds Futures, Call	12/23/16	$167.00		684		10,688
U.S. Treasury Long-Term Bonds Futures, Put	12/23/16	$153.00		460		1,279,375
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.IG.27 Index, Put	12/21/16	100 basis points spread		175,755,000	‡	13,907
Interest rate swaption with Bank of America Merrill Lynch, Call	10/4/17	1.24%		45,040,000		127,413
Interest rate swaption with Bank of America Merrill Lynch, Call	10/4/17	1.49%		106,970,000		551,010
Interest rate swaption with Bank of America Merrill Lynch, Put	10/4/17	2.81%		45,040,000		1,864,885
Total Written Options (Premiums received — $5,282,404)						$6,296,929

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡	In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviations used in this schedule:
BRL	— Brazilian Real
MXN	— Mexican Peso

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2016

Assets:
Investments, at value (Cost — $1,126,490,976)	$1,112,277,537
Foreign currency, at value (Cost — $6,455,656)	6,255,793
Cash	37,746
Deposits with brokers for centrally cleared swap contracts	12,736,289
Unrealized appreciation on forward foreign currency contracts	11,923,855
Interest receivable	8,189,280
Deposits with brokers for open futures contracts	5,270,600
Foreign currency collateral for open futures contracts, at value (Cost — $3,923,528)	3,855,323
Receivable from broker — variation margin on open futures contracts	3,167,220
Receivable for securities sold	3,156,833
Receivable for Fund shares sold	1,682,848
Deposits with brokers for written options	1,267,996
Receivable from broker — variation margin on centrally cleared swaps	1,216,448
Deposits with brokers for purchased options	612,794
OTC swaps, at value	571,752
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $14,013)	14,031
Prepaid expenses	92,657
Total Assets	1,172,329,002

Liabilities:
Payable for securities purchased	33,181,809
Written options, at value (premiums received — $5,282,404)	6,296,929
Unrealized depreciation on forward foreign currency contracts	3,295,153
Payable for Fund shares repurchased	1,541,597
Investment management fee payable	691,266
Distributions payable	444,214
Service and/or distribution fees payable	94,951
Directors’ fees payable	3,916
Accrued expenses	649,670
Total Liabilities	46,199,505
Total Net Assets	$1,126,129,497

Net Assets:
Par value (Note 7)	$109,391
Paid-in capital in excess of par value	1,178,757,610
Overdistributed net investment income	(3,466,351)
Accumulated net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(51,779,733)
Net unrealized appreciation on investments, futures contracts, written options, swap contracts and foreign currencies	2,508,580
Total Net Assets	$1,126,129,497

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	31

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2016

Net Assets:
Class A	$205,553,641
Class A2	$1,209,909
Class C	$16,308,126
Class FI	$184,577,261
Class R	$678,408
Class I	$627,534,013
Class IS	$90,268,139

Shares Outstanding:
Class A	19,960,870
Class A2	117,573
Class C	1,584,231
Class FI	17,940,847
Class R	65,863
Class I	60,941,073
Class IS	8,780,552

Net Asset Value:
Class A (and redemption price)	$10.30
Class A2 (and redemption price)	$10.29
Class C*	$10.29
Class FI (and redemption price)	$10.29
Class R (and redemption price)	$10.30
Class I (and redemption price)	$10.30
Class IS (and redemption price)	$10.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.76
Class A2 (based on maximum initial sales charge of 4.25%)	$10.75

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2016

Investment Income:
Interest	$24,729,845
Dividends	80,681
Total Investment Income	24,810,526

Expenses:
Investment management fee (Note 2)	4,271,607
Transfer agent fees (Note 5)	775,166
Service and/or distribution fees (Notes 2 and 5)	599,529
Fund accounting fees	64,761
Registration fees	59,315
Custody fees	38,015
Audit and tax fees	31,534
Shareholder reports	26,044
Legal fees	22,712
Directors’ fees	16,885
Insurance	7,710
Commitment fees (Note 8)	6,098
Fees recaptured by investment manager (Note 2)	211
Miscellaneous expenses	11,668
Total Expenses	5,931,255
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(90,421)
Net Expenses	5,840,834
Net Investment Income	18,969,692

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	11,090,888
Futures contracts	5,357,200
Written options	5,914,504
Swap contracts	(22,365,291)
Foreign currency transactions	(3,522,767)
Net Realized Loss	(3,525,466)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(17,992,755)
Futures contracts	3,864,802
Written options	(1,485,513)
Swap contracts	29,639,139
Foreign currencies	5,586,890
Change in Net Unrealized Appreciation (Depreciation)	19,612,563
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	16,087,097
Increase in Net Assets From Operations	$35,056,789

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended November 30, 2016 (unaudited) and the Year Ended May 31, 2016	November 30	May 31

Operations:
Net investment income	$18,969,692	$35,782,627
Net realized loss	(3,525,466)	(31,097,456)
Change in net unrealized appreciation (depreciation)	19,612,563	(7,936,350)
Increase (Decrease) in Net Assets From Operations	35,056,789	(3,251,179)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(17,261,781)	(24,966,029)
Return of capital	—	(9,581,326)
Decrease in Net Assets From Distributions to Shareholders	(17,261,781)	(34,547,355)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	145,620,160	542,588,805
Reinvestment of distributions	14,542,478	30,217,410
Cost of shares repurchased	(206,490,115)	(496,106,654)
Increase (Decrease) in Net Assets From Fund Share Transactions	(46,327,477)	76,699,561
Increase (Decrease) in Net Assets	(28,532,469)	38,901,027

Net Assets:
Beginning of period	1,154,661,966	1,115,760,939
End of period*	$1,126,129,497	$1,154,661,966
*Includes overdistributed net investment income of:	$(3,466,351)	$(5,174,262)

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.14	$10.49	$10.74	$10.55	$10.64	$10.35

Income (loss) from operations:
Net investment income	0.16	0.31	0.31	0.12	0.19	0.09
Net realized and unrealized gain (loss)	0.14	(0.36)	(0.20)	0.18	(0.10)	0.33
Total income (loss) from operations	0.30	(0.05)	0.11	0.30	0.09	0.42

Less distributions from:
Net investment income	(0.14)	(0.23)	(0.36)	(0.11)	(0.18)	(0.13)
Return of capital	—	(0.07)	—	—	—	—
Total distributions	(0.14)	(0.30)	(0.36)	(0.11)	(0.18)	(0.13)

Net asset value, end of period	$10.30	$10.14	$10.49	$10.74	$10.55	$10.64
Total return[6]	3.01%	(0.41)%	1.03%	2.86%	0.87%	4.12%

Net assets, end of period (000s)	$205,554	$226,970	$54,767	$27,436	$22,877	$2,546

Ratios to average net assets:
Gross expenses	1.33%[7]	1.40%	1.18%[8]	1.14%[7]	1.17%[8]	1.19%[7]
Net expenses[9]	1.25 [7,10]	1.25 [10]	1.18 [8]	1.14 [7,10]	1.17 [8,10]	1.16 [7,10]
Net investment income	3.11 [7]	3.06	2.92	2.76 [7]	1.80	1.38 [7]

Portfolio turnover rate[11]	28%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2016, 71% and 64% for the years ended May 31, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% for the year ended December 31, 2013 and 132% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A2 Shares[1]	2016[2]	2016	2015	2014[3]

Net asset value, beginning of period	$10.13	$10.49	$10.74	$10.71

Income (loss) from operations:
Net investment income	0.15	0.29	0.28	0.02
Net realized and unrealized gain (loss)	0.14	(0.37)	(0.19)	0.03
Total income (loss) from operations	0.29	(0.08)	0.09	0.05

Less distributions from:
Net investment income	(0.13)	(0.21)	(0.34)	(0.02)
Return of capital	—	(0.07)	—	—
Total distributions	(0.13)	(0.28)	(0.34)	(0.02)

Net asset value, end of period	$10.29	$10.13	$10.49	$10.74
Total return[4]	2.91%	(0.64)%	0.90%	0.40%

Net assets, end of period (000s)	$1,210	$1,172	$1,062	$10

Ratios to average net assets:
Gross expenses	1.48%[5,6]	1.54%	1.41%	1.32%[5]
Net expenses[7]	1.45 [5,6,8]	1.45 [8]	1.41	1.32 [5]
Net investment income	2.90 [5]	2.86	2.69	2.83 [5]

Portfolio turnover rate[9]	28%	59%	62%	48%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period May 1, 2014 (inception date) to May 31, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A2 shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2016, 71% and 64% for the years ended May 31, 2016 and 2015, respectively, and 60% for the period ended May 31, 2014.

[10]	For the five months ended May 31, 2014.

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.14	$10.49	$10.74	$10.55	$10.64	$10.35

Income (loss) from operations:
Net investment income	0.13	0.25	0.23	0.08	0.10	0.06
Net realized and unrealized gain (loss)	0.13	(0.36)	(0.20)	0.18	(0.09)	0.31
Total income (loss) from operations	0.26	(0.11)	0.03	0.26	0.01	0.37

Less distributions from:
Net investment income	(0.11)	(0.18)	(0.28)	(0.07)	(0.10)	(0.08)
Return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.11)	(0.24)	(0.28)	(0.07)	(0.10)	(0.08)

Net asset value, end of period	$10.29	$10.14	$10.49	$10.74	$10.55	$10.64
Total return[6]	2.59%	(1.07)%	0.37%	2.39%	0.05%	3.58%

Net assets, end of period (000s)	$16,308	$17,034	$19,606	$6,379	$4,946	$141

Ratios to average net assets:
Gross expenses	1.89%[7]	1.88%	1.91%[8]	2.01%[7,8]	2.03%[8]	2.10%[7]
Net expenses[9]	1.89 [7]	1.88	1.91 [8]	2.00 [7,8,10]	1.99 [8,10]	1.91 [7,10]
Net investment income	2.47 [7]	2.42	2.18	1.88 [7]	0.94	0.87 [7]

Portfolio turnover rate[11]	28%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2016, 71% and 64% for the years ended May 31, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% for the year ended December 31, 2013 and 132% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[4]	2011[4]

Net asset value, beginning of period	$10.13	$10.48	$10.73	$10.54	$10.63	$10.13	$10.22

Income (loss) from operations:
Net investment income	0.16	0.32	0.31	0.12	0.19	0.20	0.28
Net realized and unrealized gain (loss)	0.15	(0.36)	(0.20)	0.18	(0.09)	0.53	(0.11)
Total income (loss) from operations	0.31	(0.04)	0.11	0.30	0.10	0.73	0.17

Less distributions from:
Net investment income	(0.15)	(0.23)	(0.36)	(0.11)	(0.19)	(0.23)	(0.26)
Return of capital	—	(0.08)	—	—	—	—	—
Total distributions	(0.15)	(0.31)	(0.36)	(0.11)	(0.19)	(0.23)	(0.26)

Net asset value, end of period	$10.29	$10.13	$10.48	$10.73	$10.54	$10.63	$10.13
Total return[5]	3.06%	(0.36)%	1.02%	2.85%	0.91%	7.29%	1.69%

Net assets, end of period (000s)	$184,577	$195,266	$226,485	$239,318	$210,594	$112,307	$3,613

Ratios to average net assets:
Gross expenses	1.17%[6]	1.16%	1.18%[7]	1.17%[6,7]	1.18%[7]	1.20%	1.37%
Net expenses[8]	1.17 [6]	1.16	1.18 [7,9]	1.16 [6,7,9]	1.14 [7,9]	1.10 [9]	1.05 [9]
Net investment income	3.18 [6]	3.15	2.91	2.73 [6]	1.80	1.87	2.79

Portfolio turnover rate[10]	28%	59%	62%	48%	65%	85%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 1.15%. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.05%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2016, 71% and 64% for the years ended May 31, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178%, 132% and 162% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

38	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.14	$10.50	$10.74	$10.55	$10.64	$10.35

Income (loss) from operations:
Net investment income	0.15	0.29	0.28	0.10	0.15	0.11
Net realized and unrealized gain (loss)	0.15	(0.37)	(0.19)	0.18	(0.09)	0.29
Total income (loss) from operations	0.30	(0.08)	0.09	0.28	0.06	0.40

Less distributions from:
Net investment income	(0.14)	(0.21)	(0.33)	(0.09)	(0.15)	(0.11)
Return of capital	—	(0.07)	—	—	—	—
Total distributions	(0.14)	(0.28)	(0.33)	(0.09)	(0.15)	(0.11)

Net asset value, end of period	$10.30	$10.14	$10.50	$10.74	$10.55	$10.64
Total return[6]	2.96%	(0.72)%	0.83%	2.70%	0.54%	3.91%

Net assets, end of period (000s)	$678	$568	$586	$11	$10	$10

Ratios to average net assets:
Gross expenses	1.36%[7]	1.42%	1.47%[8]	1.57%[7]	1.65%[8]	1.58%[7]
Net expenses[9]	1.36 [7]	1.42	1.47 [8]	1.50 [7,10]	1.50 [8,10]	1.50 [7,10]
Net investment income	2.98 [7]	2.89	2.71	2.35 [7]	1.41	1.60 [7]

Portfolio turnover rate[11]	28%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class R shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2016, 71% and 64% for the years ended May 31, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% for the year ended December 31, 2013 and 132% for the period ended December 31, 2012.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[4]	2011[4]

Net asset value, beginning of period	$10.14	$10.49	$10.74	$10.55	$10.64	$10.14	$10.22

Income (loss) from operations:
Net investment income	0.18	0.35	0.33	0.13	0.22	0.26	0.31
Net realized and unrealized gain (loss)	0.14	(0.36)	(0.19)	0.18	(0.10)	0.50	(0.10)
Total income (loss) from operations	0.32	(0.01)	0.14	0.31	0.12	0.76	0.21

Less distributions from:
Net investment income	(0.16)	(0.25)	(0.39)	(0.12)	(0.21)	(0.26)	(0.29)
Return of capital	—	(0.09)	—	—	—	—	—
Total distributions	(0.16)	(0.34)	(0.39)	(0.12)	(0.21)	(0.26)	(0.29)

Net asset value, end of period	$10.30	$10.14	$10.49	$10.74	$10.55	$10.64	$10.14
Total return[5]	3.19%	(0.11)%	1.30%	2.97%	1.18%	7.53%	2.04%

Net assets, end of period (000s)	$627,534	$596,663	$534,868	$297,301	$245,613	$163,240	$110,681

Ratios to average net assets:
Gross expenses	0.91%[6]	0.91%	0.91%[7]	0.87%[6,7]	0.89%	0.90%	0.85%[7]
Net expenses[8]	0.91 [6]	0.91	0.91 [7]	0.87 [6,7,9]	0.87 [9]	0.84 [9]	0.80 [7,9]
Net investment income	3.44 [6]	3.40	3.16	3.02 [6]	2.06	2.46	3.07

Portfolio turnover rate[10]	28%	59%	62%	48%	65%	85%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.90%. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.80%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2016, 71% and 64% for the years ended May 31, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178%, 132% and 162% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2016[2]	2016	2015	2014[3]	2013[4]	2012[4]	2011[4]

Net asset value, beginning of period	$10.12	$10.48	$10.73	$10.54	$10.63	$10.13	$10.21

Income (loss) from operations:
Net investment income	0.18	0.36	0.35	0.13	0.22	0.26	0.32
Net realized and unrealized gain (loss)	0.15	(0.37)	(0.20)	0.18	(0.09)	0.50	(0.11)
Total income (loss) from operations	0.33	(0.01)	0.15	0.31	0.13	0.76	0.21

Less distributions from:
Net investment income	(0.17)	(0.26)	(0.40)	(0.12)	(0.22)	(0.26)	(0.29)
Return of capital	—	(0.09)	—	—	—	—	—
Total distributions	(0.17)	(0.35)	(0.40)	(0.12)	(0.22)	(0.26)	(0.29)

Net asset value, end of period	$10.28	$10.12	$10.48	$10.73	$10.54	$10.63	$10.13
Total return[5]	3.25%	(0.10)%	1.40%	2.99%	1.22%	7.55%	2.03%

Net assets, end of period (000s)	$90,268	$116,990	$278,387	$276,902	$249,022	$208,054	$190,137

Ratios to average net assets:
Gross expenses	0.80%[6]	0.80%	0.81%[7]	0.82%[6,7]	0.83%[7]	0.85%	0.83%[7]
Net expenses[8]	0.80 [6]	0.80	0.81 [7]	0.82 [6,7,9]	0.83 [7,9]	0.82 [9]	0.80 [7,9]
Net investment income	3.58 [6]	3.51	3.28	3.06 [6]	2.09	2.50	3.11

Portfolio turnover rate[10]	28%	59%	62%	48%	65%	85%	142%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2016 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective May 1, 2012, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.85%. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.80%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 33% for the six months ended November 30, 2016, 71% and 64% for the years ended May 31, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178%, 132% and 162% for the years ended December 31, 2013, 2012 and 2011, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

42	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer staples	—	$20,630,291	$21,171		$20,651,462
Financials	—	93,373,098	0	*	93,373,098
Industrials	—	13,181,144	15,692		13,196,836
Other corporate bonds & notes	—	220,540,029	—		220,540,029
Asset-backed securities	—	67,586,985	2,697,518		70,284,503
Collateralized mortgage obligations	—	171,505,396	5,078,375		176,583,771
Mortgage-backed securities	—	39,528,995	—		39,528,995
Municipal bonds	—	6,121,612	—		6,121,612
Non-U.S. Treasury inflation protected securities	—	47,982,411	—		47,982,411
Senior loans:
Utilities	—	984,165	116,950		1,101,115
Other senior loans	—	64,794,268	—		64,794,268
Sovereign bonds	—	54,065,779	—		54,065,779
U.S. government & agency obligations	—	173,687,822	—		173,687,822
U.S. Treasury inflation protected securities	—	14,435,095	—		14,435,095
Common stocks	$514,140	—	—		514,140
Preferred stocks	1,188,312	—	—		1,188,312
Purchased options	1,569,830	8,994,009	—		10,563,839
Total long-term investments	3,272,282	997,411,099	7,929,706		1,008,613,087
Short-term investments†:
U.S. government agencies	—	34,953,074	—		34,953,074
Repurchase agreements	—	5,000,000	—		5,000,000
Money market funds	63,711,376	—	—		63,711,376
Total short-term investments	63,711,376	39,953,074	—		103,664,450
Total investments	$66,983,658	$1,037,364,173	$7,929,706		$1,112,277,537
Other financial instruments:
Futures contracts	6,016,010	—	—		6,016,010
Forward foreign currency contracts	—	11,923,855	—		11,923,855
OTC total return swaps	—	571,752	—		571,752
Centrally cleared interest rate swaps	—	8,510,278	—		8,510,278
Total other financial instruments	$6,016,010	$21,005,885	—		$27,021,895
Total	$72,999,668	$1,058,370,058	$7,929,706		$1,139,299,432

44	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$3,248,296	$3,048,633	—	$6,296,929
Futures contracts	3,254,584	—	—	3,254,584
Forward foreign currency contracts	—	3,295,153	—	3,295,153
Centrally cleared credit default swaps on credit indices — buy protection	—	502,034	—	502,034
Centrally cleared interest rate swaps	—	1,853,873	—	1,853,873
Total	$6,502,880	$8,699,693	—	$15,202,573

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium

46	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2016, the Fund did not hold any credit default swaps to sell protection.

48	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

For average notional amounts of swaps held during the period ended November 30, 2016, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Currency swaps

The Fund enters into currency swap agreements to manage its exposure to currency risk. A currency swap is an agreement between the Fund and a counterparty in which interest rate cash flows are exchanged based on the notional amounts of two different currencies or exchanged based on interest rates available in the respective currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the

50	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

trade. Currency swaps may also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at the same exchange rate, a specified rate or the current spot rate. The entire principal value of a currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(n) Swaptions. The Fund purchases or writes swaptions to manage exposure to fluctuations in interest rates or to enhance yield. The Fund also purchases and writes swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(o) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(p) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

52	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(q) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of November 30, 2016, the Fund held written options and forward foreign currency contracts with credit related contingent features which had a liability position of $9,592,082. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2016, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,267,996, which could be used to reduce the required payment.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

54	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

The Fund has an investment management agreement with Legg Mason Partners Fund Advisor, LLC (“LMPFA”). Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.25%, 1.45%, 2.00%, 1.20%, 1.50%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

During the six months ended November 30, 2016, fees waived and/or expenses reimbursed amounted to $90,421.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2017	—	—	—	$1,033	—	—	—
Expires May 31, 2018	$247,481	$868	—	—	—	—	—
Expires May 31, 2019	90,259	162	—	—	—	—	—
Fees waived/expense reimbursements subject to recapture	$337,740	$1,030	—	$1,033	—	—	—

For the six months ended November 30, 2016, LMPFA recaptured $211 for Class A2 shares.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

56	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

For the six months ended November 30, 2016, LMIS and its affiliates retained sales charges of $645 and $593 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended November 30, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$2,997	$1,409

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$135,657,108	$199,831,957
Sales	223,261,434	147,750,120

At November 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,154,749
Gross unrealized depreciation	(41,368,188)
Net unrealized depreciation	$(14,213,439)

At November 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	226	6/17	$55,942,522	$55,841,775	$(100,747)
Australian 10-Year Bonds	273	12/16	27,710,941	25,976,364	(1,734,577)
Euro-BTP	210	12/16	31,005,041	30,120,187	(884,854)
U.S. Treasury Long-Term Bonds	577	3/17	87,786,268	87,289,281	(496,987)
U.S. Treasury Ultra Long-Term Bonds	157	3/17	25,378,200	25,340,781	(37,419)
					(3,254,584)
Contracts to Sell:
90-Day Eurodollar	1,134	3/17	280,781,977	280,551,600	230,377
90-Day Eurodollar	226	6/19	55,794,153	55,375,650	418,503
Euro-Buxl	63	12/16	12,833,038	11,708,880	1,124,158
Euro-Bund	870	12/16	151,343,778	148,508,474	2,835,304
Japanese 10-Year Bonds	106	12/16	140,347,320	139,498,798	848,522
U.S. Treasury 5-Year Notes	1,023	3/17	120,678,636	120,554,156	124,480
U.S. Treasury 10-Year Notes	2,848	3/17	355,017,344	354,620,500	396,844
U.S. Treasury Ultra 10-Year Notes	117	3/17	15,767,010	15,729,188	37,822
					6,016,010
Net unrealized appreciation on open futures contracts					$2,761,426

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

During the six months ended November 30, 2016, written option transactions for the Fund were as follows:

	Number of Contracts/ Notional Amount	Premiums
Written options, outstanding as of May 31, 2016	34,621,790	$816,224
Options written	553,791,211	17,598,424
Options closed	(18,939,370)	(8,905,238)
Options exercised	—	—
Options expired	(164,154,996)	(4,227,006)
Written options, outstanding as of November 30, 2016	405,318,635	$5,282,404

At November 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,250,000	MXN	24,048,750	Goldman Sachs Group Inc.	12/7/16	$81,959
USD	1,451,613	MXN	27,886,935	Goldman Sachs Group Inc.	12/7/16	97,153
USD	2,595,592	MXN	53,794,815	Goldman Sachs Group Inc.	12/7/16	(17,206)
IDR	75,410,843,872	USD	5,733,357	Bank of America N.A.	1/20/17	(208,571)
USD	23,116,472	AUD	30,920,000	Barclays Bank PLC	1/20/17	311,092
USD	18,905,960	CNY	127,360,000	Barclays Bank PLC	1/20/17	452,134
CAD	20,150,000	USD	15,315,973	Citibank N.A.	1/20/17	(306,739)
CAD	60,000	USD	44,765	Citibank N.A.	1/20/17	(73)
EUR	11,097,559	USD	12,456,122	Citibank N.A.	1/20/17	(663,247)
EUR	1,500,000	USD	1,656,504	Citibank N.A.	1/20/17	(62,522)
GBP	10,150,000	USD	12,580,489	Citibank N.A.	1/20/17	137,476
GBP	4,910,000	USD	6,130,906	Citibank N.A.	1/20/17	21,331
IDR	74,542,700,000	USD	5,651,456	Citibank N.A.	1/20/17	(190,272)
INR	497,940,000	USD	7,367,066	Citibank N.A.	1/20/17	(127,912)
INR	613,184,532	USD	9,082,870	Citibank N.A.	1/20/17	(168,267)
JPY	55,100,000	USD	531,916	Citibank N.A.	1/20/17	(48,942)
JPY	88,000,000	USD	805,235	Citibank N.A.	1/20/17	(33,878)
JPY	72,500,000	USD	646,098	Citibank N.A.	1/20/17	(10,605)
MXN	95,756,814	USD	4,900,980	Citibank N.A.	1/20/17	(274,460)
NOK	62,360,000	USD	7,780,606	Citibank N.A.	1/20/17	(453,945)
USD	7,681,766	EUR	7,040,000	Citibank N.A.	1/20/17	200,676
USD	746,481	EUR	700,000	Citibank N.A.	1/20/17	2,622
USD	471,916	EUR	445,000	Citibank N.A.	1/20/17	(965)
USD	8,828,749	GBP	7,084,576	Citibank N.A.	1/20/17	(48,235)
USD	18,616,343	GBP	14,910,000	Citibank N.A.	1/20/17	(65,909)
USD	622,101	GBP	500,000	Citibank N.A.	1/20/17	(4,400)
USD	40,182,467	JPY	4,140,963,982	Citibank N.A.	1/20/17	3,885,168
USD	53,242	JPY	6,000,000	Citibank N.A.	1/20/17	650
USD	4,338,300	SGD	5,940,000	Citibank N.A.	1/20/17	193,885
USD	5,972,416	JPY	618,055,438	Goldman Sachs Group Inc.	1/20/17	554,899

58	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,628,227	MXN	68,100,000	Goldman Sachs Group Inc.	1/20/17	$337,954
GBP	14,910,000	USD	18,160,082	JPMorgan Chase & Co.	1/20/17	522,170
MXN	53,940,000	USD	2,763,461	JPMorgan Chase & Co.	1/20/17	(157,333)
CAD	9,743,930	USD	7,280,119	Citibank N.A.	2/13/17	(19,900)
EUR	1,090,000	USD	1,210,216	Citibank N.A.	2/13/17	(50,605)
EUR	1,800,000	USD	1,935,018	Citibank N.A.	2/13/17	(20,064)
MXN	72,939,122	USD	3,729,258	Citibank N.A.	2/13/17	(215,825)
SGD	5,940,000	USD	4,289,648	Citibank N.A.	2/13/17	(145,278)
USD	14,618,173	EUR	13,150,333	Citibank N.A.	2/13/17	628,018
USD	46,123,900	JPY	4,743,981,492	Citibank N.A.	2/13/17	4,496,668
Total						$8,628,702

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
SGD	— Singapore Dollar
USD	— United States Dollar

At November 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Central Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Chicago Mercantile Exchange (Markit CDX.NA.IG.27 Index)	$28,820,000	12/20/21	1.000% quarterly	$(369,368)	$(331,326)	$(38,042)
Chicago Mercantile Exchange (Markit CDX.NA.HY.27 Index)	44,220,000	12/20/21	5.000% quarterly	(2,116,797)	(1,652,805)	(463,992)
Total	$73,040,000			$(2,486,165)	$(1,984,131)	$(502,034)

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

CENTRALLY CLEARED INTEREST RATE SWAPS
Central Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Chicago Mercantile Exchange	37,600,000		11/15/41	1.740% semi-annually	3-Month LIBOR quarterly	$1,796,205	$3,816,827
Chicago Mercantile Exchange	18,590,000		6/13/21	3-Month LIBOR quarterly	1.185% semi- annually	—	(474,488)
Chicago Mercantile Exchange	12,470,000		8/2/21	1.081% semi-annually	3-Month LIBOR quarterly	—	395,359
Chicago Mercantile Exchange	12,470,000		8/2/21	1.084% semi-annually	3-Month LIBOR quarterly	—	393,666
Chicago Mercantile Exchange	18,050,000	NZD	8/2/21	3-Month BBR-FRA quarterly	2.128% semi- annually	—	(336,916)
Chicago Mercantile Exchange	18,050,000	NZD	8/2/21	3-Month BBR-FRA quarterly	2.103% semi- annually	—	(350,922)
Chicago Mercantile Exchange	12,390,000		8/4/21	1.142% semi-annually	3-Month LIBOR quarterly	—	359,359
Chicago Mercantile Exchange	12,390,000		8/4/21	1.144% semi-annually	3-Month LIBOR quarterly	—	358,237
Chicago Mercantile Exchange	17,660,000	NZD	8/4/21	3-Month BBR-FRA quarterly	2.105% semi-annually	—	(342,694)
Chicago Mercantile Exchange	17,660,000	NZD	8/4/21	3-Month BBR-FRA quarterly	2.105% semi- annually	—	(342,694)
Chicago Mercantile Exchange	34,472,000		10/31/22	1.900% semi-annually	3-Month LIBOR quarterly	56,662	(6,159)
Chicago Mercantile Exchange	144,212,000		11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	294,084
Chicago Mercantile Exchange	43,136,000		5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	16,139	1,874,800
Chicago Mercantile Exchange	18,540,000		6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	2,504	1,017,946
Total						$1,871,510	$6,656,405

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡		Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America	$4,930,000	2/15/46	1.923%**	CPURNSA	**	—	$571,752

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as

60	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One-time payment made at termination date.

Abbreviation used in this table:
NZD	— New Zealand Dollar

At November 30, 2016, the Fund held collateral received from BNP Paribas and Bank of America in the amounts of $128,860 and $6,850,421, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$10,537,109	$291	$26,439	$10,563,839
Futures contracts[3]	6,016,010	—	—	6,016,010
OTC swap contracts[4]	571,752	—	—	571,752
Centrally cleared swap contracts[5]	8,510,278	—	—	8,510,278
Forward foreign currency contracts	—	11,923,855	—	11,923,855
Total	$25,635,149	$11,924,146	$26,439	$37,585,734

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$5,791,604	$491,418	$13,907	$6,296,929
Futures contracts[3]	3,254,584	—	—	3,254,584
Centrally cleared swap contracts[5]	1,853,873	—	502,034	2,355,907
Forward foreign currency contracts	—	3,295,153	—	3,295,153
Total	$10,900,061	$3,786,571	$515,941	$15,202,573

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(7,611,407)	$(608,249)	$(1,269,208)	$(9,488,864)
Futures contracts	5,357,200	—	—	5,357,200
Written options	4,695,148	127,027	1,092,329	5,914,504
Swap contracts	(22,416,250)	526,196	(475,237)	(22,365,291)
Forward foreign currency contracts[2]	—	(3,043,322)	—	(3,043,322)
Total	$(19,975,309)	$(2,998,348)	$(652,116)	$(23,625,773)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$2,653,059	$(355,135)	$(243,052)	$2,054,872
Written options	(1,557,446)	68,790	3,143	(1,485,513)
Futures contracts	3,864,802	—	—	3,864,802
Swap contracts	30,937,382	(475,351)	(822,892)	29,639,139
Forward foreign currency contracts[2]	—	5,681,323	—	5,681,323
Total	$35,897,797	$4,919,627	$(1,062,801)	$39,754,623

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

[2]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended November 30, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$3,877,706
Written options	2,271,017
Futures contracts (to buy)	335,737,993
Futures contracts (to sell)	997,439,525
Forward foreign currency contracts (to buy)	139,502,668
Forward foreign currency contracts (to sell)	204,014,454

62	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$835,149,198
Credit default swap contracts (to buy protection)	68,247,143
Credit default swap contracts (to sell protection)†	24,283,357
Currency swap contracts†	1,414,400
Total return swap contracts	2,112,857

†	At November 30, 2016, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at November 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2,3]	Net Amount
Purchased options[4]	$10,563,839	$(6,466,258)	$4,097,581
Futures contracts[5]	3,167,220	—	3,167,220
Centrally cleared swap contracts[5]	1,216,448	—	1,216,448
OTC swap contracts	571,752	(410,602)	161,150
Forward foreign currency contracts	11,923,855	—	11,923,855
Total	$27,443,114	$(6,876,860)	$20,566,254

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at November 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Written options	$6,296,929	$(1,267,996)	$5,028,933
Forward foreign currency contracts	3,295,153	—	3,295,153
Total	$9,592,082	$(1,267,996)	$8,324,086

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$272,005	$307,548
Class A2	1,477	2,312
Class C	83,457	7,103
Class FI	241,057	115,360
Class R	1,533	187
Class I	—	342,186
Class IS	—	470
Total	$599,529	$775,166

For the six months ended November 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$90,259
Class A2	162
Class C	—
Class FI	—
Class R	—
Class I	—
Class IS	—
Total	$90,421

6. Distributions to shareholders by class

	Six Months Ended November 30, 2016	Year Ended May 31, 2016
Net Investment Income:
Class A	$3,057,992	$2,948,902
Class A2	15,393	24,939
Class C	181,328	322,912
Class FI	2,781,899	4,751,437
Class R	8,238	9,792
Class I	9,639,438	13,633,560
Class IS	1,577,493	3,274,487
Total	$17,261,781	$24,966,029

Return of Capital:
Class A	—	$1,770,423
Class A2	—	8,632
Class C	—	108,816
Class FI	—	1,604,568
Class R	—	4,406
Class I	—	4,980,596
Class IS	—	1,103,885
Total	—	$9,581,326

64	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

7. Capital shares

At November 30, 2016, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2016		Year Ended May 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	786,782	$8,089,169	22,373,452	$229,688,039
Shares issued on reinvestment	185,565	1,907,899	320,944	3,247,308
Shares repurchased	(3,396,313)	(34,899,041)	(5,529,361)	(55,796,272)
Net increase (decrease)	(2,423,966)	$(24,901,973)	17,165,035	$177,139,075

Class A2
Shares sold	12,370	$126,854	52,599	$539,237
Shares issued on reinvestment	1,498	15,392	3,301	33,571
Shares repurchased	(11,958)	(122,451)	(41,499)	(419,004)
Net increase	1,910	$19,795	14,401	$153,804

Class C
Shares sold	129,993	$1,336,869	429,503	$4,379,455
Shares issued on reinvestment	16,710	171,681	40,412	411,551
Shares repurchased	(243,040)	(2,494,642)	(658,456)	(6,683,338)
Net decrease	(96,337)	$(986,092)	(188,541)	$(1,892,332)

Class FI
Shares sold	900,048	$9,241,008	2,298,795	$23,443,284
Shares issued on reinvestment	270,590	2,779,829	624,313	6,351,916
Shares repurchased	(2,506,139)	(25,740,989)	(5,251,101)	(53,354,570)
Net decrease	(1,335,501)	$(13,720,152)	(2,327,993)	$(23,559,370)

Class R
Shares sold	10,097	$103,916	49,732	$510,867
Shares issued on reinvestment	652	6,708	1,035	10,485
Shares repurchased	(870)	(8,994)	(50,596)	(519,271)
Net increase	9,879	$101,630	171	$2,081

Class I
Shares sold	11,734,115	$120,597,300	26,985,207	$275,175,117
Shares issued on reinvestment	796,100	8,188,067	1,560,659	15,885,307
Shares repurchased	(10,438,568)	(107,166,700)	(20,672,806)	(210,257,912)
Net increase	2,091,647	$21,618,667	7,873,060	$80,802,512

Class IS
Shares sold	595,381	$6,125,044	867,060	$8,852,806
Shares issued on reinvestment	143,577	1,472,902	420,699	4,277,272
Shares repurchased	(3,516,033)	(36,057,298)	(16,292,430)	(169,076,287)
Net decrease	(2,777,075)	$(28,459,352)	(15,004,671)	$(155,946,209)

Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

8. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended November 30, 2016, the Fund incurred a commitment fee in the amount of $6,098. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2016.

9. Capital loss carryforward

As of May 31, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
5/31/2017	$(13,463,088)
5/31/2018	(2,910,316)
$(16,373,404)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $16,357,922, which have no expiration date, must be used first to offset any such gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

66	Western Asset Total Return Unconstrained Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 13, 2016 and October 18 and 25, 2016. At a meeting held on November 15, 2016, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff;

Western Asset Total Return Unconstrained Fund	67

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of its peer group, and to its investment benchmark over the one-, three-, five- and ten-year periods ended August 31, 2016. In that connection, the Directors noted that the performance of the Fund exceeded its peer average performance for the one- and three-year periods, was approximately the same as its peer average for the ten-year period, and was lower than its peer average for the five-year period. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group, noting that the multi-sector income funds are an evolving asset classification and that the Fund’s unique characteristics made comparisons to its investment benchmark and peer group more difficult.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the fees paid by funds in its peer group, and total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

68	Western Asset Total Return Unconstrained Fund

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Total Return Unconstrained Fund	69

Western Asset

Total Return Unconstrained Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012827 1/17 SR16-2975

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 20, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2017